Disclosures on financial instruments Capital risk management (Tables)	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Schedule of financial instruments

	December 31, 2025		December 31, 2024
Financial assets
Cash and cash equivalents	₣	1,613,989	₣	5,362,638
Financial assets measured at amortized cost	₣	1,270,594	₣	243,688